Fixed Assets	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment [Abstract]
Fixed Assets

NOTE 9 – Fixed Assets

The following is a summary of fixed assets as of December 31, 2017 and 2016 (in thousands):

	December 31,
	2017	2016
Furniture and equipment	$201,917	$254,705
Building and leasehold improvements	192,320	160,369
Property on operating leases	—	21,064
	394,237	436,138
Less accumulated depreciation and amortization	(239,117)	(263,310)
	$155,120	$172,828

For the years ended December 31, 2017, 2016, and 2015, depreciation and amortization totaled $32.5 million, $43.1 million, and $36.7 million, respectively.